Schedule of Investments (unaudited)
October 31, 2021
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications — 14.2%
CyrusOne, Inc.	138,936	$ 11,395,531
Digital Realty Trust, Inc.	82,807	13,067,772
Equinix, Inc.	44,786	37,489,017
SBA Communications Corp.	21,106	7,288,535
		69,240,855
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA(a)	40,066	2,464,048
Health Care — 8.0%
CareTrust REIT, Inc.	178,826	3,710,640
Community Healthcare Trust, Inc.	113,241	5,417,449
Medical Properties Trust, Inc.	569,325	12,143,702
Welltower, Inc.	221,907	17,841,323
		39,113,114
Hotels, Restaurants & Leisure — 1.8%
Hilton Grand Vacations, Inc.(b)	179,260	9,013,193
Industrial — 15.0%
Prologis, Inc.	362,071	52,485,812
Rexford Industrial Realty, Inc.	306,282	20,582,151
		73,067,963
Lodging — 1.4%
RLJ Lodging Trust	488,070	7,037,969
Office — 9.1%
Alexandria Real Estate Equities, Inc.	37,287	7,611,768
Boston Properties, Inc.	128,770	14,633,423
Cousins Properties, Inc.	274,798	10,884,749
Hudson Pacific Properties, Inc.	116,160	2,991,120
SL Green Realty Corp.	115,454	8,089,862
		44,210,922
Real Estate Management & Development — 1.0%
Corporacion Inmobiliaria Vesta SAB de CV	2,713,535	4,723,776
Residential — 19.0%
American Homes 4 Rent, Class A	353,267	14,342,640
AvalonBay Communities, Inc.	77,645	18,377,019
Mid-America Apartment Communities, Inc.	106,758	21,801,051
Sun Communities, Inc.	99,009	19,403,784
UDR, Inc.	339,676	18,862,208
		92,786,702
Security	Shares	Value
Retail — 7.3%
Federal Realty Investment Trust	44,522	$ 5,358,223
Regency Centers Corp.	92,894	6,540,666
Simon Property Group, Inc.	160,560	23,534,885
		35,433,774
Self Storage — 6.9%
CubeSmart	171,103	9,412,376
Extra Space Storage, Inc.	122,071	24,093,153
		33,505,529
Specialty — 2.8%
Outfront Media, Inc.	543,779	13,534,659
Triple Net Lease — 11.2%
Agree Realty Corp.	117,931	8,380,177
EPR Properties	230,219	11,559,296
Spirit Realty Capital, Inc.	213,188	10,431,289
STAG Industrial, Inc.	145,951	6,353,247
VICI Properties, Inc.	616,700	18,100,145
		54,824,154
Total Long-Term Investments — 98.2% (Cost: $384,611,776)		478,956,658
Short-Term Securities(c)(d)
Money Market Funds — 2.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%	12,906,350	12,906,350
Total Short-Term Securities — 2.6% (Cost: $12,906,350)		12,906,350
Total Investments — 100.8% (Cost: $397,518,126)		491,863,008
Liabilities in Excess of Other Assets — (0.8)%		(4,003,149)
Net Assets — 100.0%		$ 487,859,859
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 3,813,999	$ 9,092,351(a)	$ —	$ —	$ —	$ 12,906,350	12,906,350	$ 419	$ —
SL Liquidity Series, LLC, Money Market Series(b)	1,644,008	—	(1,644,008)(a)	16	(16)	—	—	473(c)	—
				$ 16	$ (16)	$ 12,906,350		$ 892	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
October 31, 2021
BlackRock Real Estate Securities Fund
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,315,200	EUR	1,991,000	Morgan Stanley & Co. International PLC	01/14/22	$ 8,968
USD	252,484	EUR	217,000	Morgan Stanley & Co. International PLC	01/14/22	1,126
						10,094

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Morgan Stanley & Co. International PLC(c)	06/07/23	$ 5,578,628	$ (38,655) (b)	$ 5,496,698	1.1%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(b)	Amount includes $43,275 of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(c)
Range:	20 basis points
Benchmarks:	U.S. Federal Funds Effective Rate

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination date June 7, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care
CareTrust REIT, Inc.	181,201	$ 3,759,921	68.4%
Triple Net Lease
Agree Realty Corp.	24,441	1,736,777	31.6
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$ 5,496,698
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
October 31, 2021
BlackRock Real Estate Securities Fund
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Communications	$ 69,240,855	$ —	$ —	$ 69,240,855
Diversified Telecommunication Services	—	2,464,048	—	2,464,048
Health Care	39,113,114	—	—	39,113,114
Hotels, Restaurants & Leisure	9,013,193	—	—	9,013,193
Industrial	73,067,963	—	—	73,067,963
Lodging	7,037,969	—	—	7,037,969
Office	44,210,922	—	—	44,210,922
Real Estate Management & Development	4,723,776	—	—	4,723,776
Residential	92,786,702	—	—	92,786,702
Retail	35,433,774	—	—	35,433,774
Self Storage	33,505,529	—	—	33,505,529
Specialty	13,534,659	—	—	13,534,659
Triple Net Lease	54,824,154	—	—	54,824,154
Short-Term Securities
Money Market Funds	12,906,350	—	—	12,906,350
	$ 489,398,960	$ 2,464,048	$ —	$ 491,863,008
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 10,094	$ —	$ 10,094
Liabilities
Equity Contracts	—	(38,655)	—	(38,655)
	$ —	$ (28,561)	$ —	$ (28,561)
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
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